Revenue	12 Months Ended
Mar. 31, 2024
Disclosure Of Revenue [Abstract]
Revenue
22.	Revenue

	Year ended
	March 31, 2024	March 31, 2023	March 31, 2022
Rendering of services
Service revenue	32,097,915	29,967,698	25,329,497
Installation service revenue	1,852,511	482,246	330,129
	33,950,426	30,449,944	25,659,626
Sale of products	1,683,496	2,953,782	1,366,049
	35,633,922	33,403,726	27,025,675

Note: Revenue disaggregation as per business segment and geography has been included in segment information (See Note 30).